UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 9th Floor
New York, New York 10017

May 28, 2013

Re:  ACAP Strategic Fund (the “Fund”) – Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long, mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Five Months Ended March 31, 2013

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Five Months Ended March 31, 2013

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2013
Assets
Investments in securities, at fair value (cost $917,267,138)	$1,031,056,635
Cash and cash equivalents (including Euros of $733,795 with a cost of $752,489, Hong Kong Dollars of $9,808,168, with a cost of $9,816,383, British Pounds Sterling of $293, with a cost of $305 and Japanese Yen of $155,456, with a cost of $156,287)	171,909,720
Due to/from broker (including British Pounds Sterling of $1,771,207, with a cost of $1,868,317, Hong Kong Dollars of $10,292,022, with a cost of $10,301,197, Singapore Dollars of $1,718,999, with a cost of $1,657,796, Swedish Krona of $2,656, with a cost of $2,570, and Japanese Yen of $2,497,536, with a cost of $2,476,883)	16,106,550
Receivable for investment securities sold	29,422,707
Net unrealized appreciation on total return swaps	1,748,993
Dividends receivable	619,970
Interest receivable	26,550
Other assets	56,105

Total assets	1,250,947,230

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $259,381,112)	268,145,729
Payable for investment securities purchased	48,065,651
Withdrawals payable	34,651,718
Accrued incentive fees	3,169,657
Management fees payable	1,576,609
Dividends payable on securities sold, not yet purchased	1,273,332
Stock loan fee payable	716,066
Shareholders servicing fees payable	197,002
Administration fees payable	123,165
Professional fees payable	62,915
Custody fees payable	11,409
Accrued expenses	848,120

Total liabilities	358,841,373

Net Assets	$892,105,857

Net assets
Represented by:
Shares of beneficial interest—$0.001 par value; unlimited shares authorized; 77,615,552 shares issued and outstanding	$843,333,801
Accumulated net investment gain/(loss)	(56,591,631)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and total return swaps	(1,348,415)
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	106,712,102

Net Assets	$892,105,857

Net asset value per share	$11.49

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2013 Fair Value
	Investments in Securities—115.58%
	Common Stocks—115.58%
	China—5.79%
	E-Commerce / Products—0.23%
487,200	E-Commerce China Dangdang Inc ADR *	$2,021,880

	Internet Content–Entertainment—1.89%
308,100	NetEase Inc ADR (a)	16,874,637

	Real Estate Operations / Development—0.83%
4,500,000	Longfor Properties Co Ltd	7,443,334

	Retail–Hypermarkets—0.54%
3,467,000	Sun Art Retail Group Ltd	4,823,559

	Retail–Regional Department Stores—0.81%
3,996,000	Golden Eagle Retail Group Ltd	7,206,817

	Web Portals / ISP—1.49%
104,200	Baidu Inc ADR * (a)	9,138,340
84,300	Sohu.com Inc *	4,182,123

		13,320,463

	Total China (cost $50,966,767)	$51,690,690

	Hong Kong—8.03%
	Agricultural Operations—0.14%
365,572	Le Gaga Holdings Ltd ADR * (a)	1,283,158

	Alternative Waste Technology—1.93%
23,951,000	China Everbright International Ltd	17,185,764

	Casino Hotels—3.86%
8,241,000	Galaxy Entertainment Group Ltd *	34,396,553

	Country Fund–China—1.77%
11,754,600	iShares FTSE A50 China Index ETF	15,778,495

	Retail–Apparel / Shoes—0.33%
5,798,000	Trinity Ltd	2,965,232

	Total Hong Kong (cost $60,657,427)	$71,609,202

	Singapore—0.98%
	Real Estate Operations / Development—0.98%
4,120,000	Global Logistic Properties Ltd	8,700,951

	Total Singapore (cost $8,795,700)	$8,700,951

	United Kingdom—0.01%
	Apparel Manufacturers—0.01%
2,408	Burberry Group PLC	48,594

	Total United Kingdom (cost $47,871)	$48,594

	United States—100.77%
	Apparel Manufacturers—4.49%
343,400	Carter’s Inc * (a)	19,666,518
120,300	Ralph Lauren Corp (a)	20,367,993

		40,034,511

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software—5.77%
195,800	Imperva Inc *	$7,538,300
525,400	Red Hat Inc * (a)	26,564,224
34,500	Salesforce.com Inc * (a)	6,169,635
311,170	ServiceNow Inc *	11,264,354

		51,536,513

	Casino Hotels—1.92%
137,040	Wynn Resorts Ltd (a)	17,151,926

	Commercial Services–Finance—1.77%
29,200	Mastercard Inc, Class A (a)	15,800,996

	Computer Aided Design—2.65%
731,100	Aspen Technology Inc * (a)	23,607,219

	Computer Data Security—0.24%
170,311	Qualys Inc *	2,101,638

	Computer Software—0.92%
231,550	Akamai Technologies Inc * (a)	8,171,399

	Computers—3.07%
61,840	Apple Inc (a)	27,372,239

	Computers–Integrated Systems—1.08%
165,460	Teradata Corp *	9,681,065

	Computers–Memory Devices—6.84%
914,940	EMC Corp * (a)	21,857,917
711,550	SanDisk Corp * (a)	39,135,250

		60,993,167

	Consulting Services—3.74%
542,000	Verisk Analytics Inc, Class A * (a)	33,403,460

	Consumer Products–Miscellaneous—1.31%
558,216	Tumi Holdings Inc * (a)	11,689,043

	Diversified Manufacturing Operations—1.75%
251,250	Danaher Corp	15,615,188

	E-Commerce / Products—7.84%
94,350	Amazon.com Inc * (a)	25,143,331
826,910	eBay Inc * (a)	44,835,060

		69,978,391

	E-Commerce / Services—2.29%
389,110	TripAdvisor Inc *	20,436,057

	Electronic Components–Miscellaneous—1.00%
656,050	Vishay Intertechnology Inc *	8,928,841

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stocks (continued)
	United States (continued)
	Electronic Components—Semiconductors—7.18%
128,400	Broadcom Corp, Class A (a)	$4,451,628
97,100	Omnivision Technologies Inc * (a)	1,338,038
396,180	Silicon Laboratories Inc *	16,386,005
861,940	Xilinx Inc (a)	32,900,250
630,780	Fairchild Semiconductor International Inc *	8,919,229

		63,995,150

	Electronic Design Automation—7.73%
1,570,980	Cadence Design Systems Inc * (a)	21,883,751
1,311,670	Synopsys Inc * (a)	47,062,720

		68,946,471

	Enterprise Software / Services—2.65%
248,600	Guidewire Software Inc *	9,556,184
409,500	Informatica Corp *	14,115,465

		23,671,649

	Finance–Credit Card—2.78%
146,300	Visa Inc, Class A (a)	24,847,592

	Internet Infrastructure Software—1.55%
684,440	TIBCO Software Inc * (a)	13,839,377

	Medical–Biomedical / Genetics—1.03%
48,870	Alexion Pharmaceuticals Inc *	4,502,882
96,320	Gilead Sciences Inc *	4,712,938

		9,215,820

	Medical–Wholesale Drug Distribution—1.97%
340,900	AmerisourceBergen Corp	17,539,305

	Multimedia—5.37%
567,700	News Corp, Class B	17,462,452
528,420	Time Warner Inc	30,447,560

		47,910,012

	Networking Products—2.93%
1,250,500	Cisco Systems Inc (a)	26,147,955

	Retail–Discount—4.19%
235,200	Costco Wholesale Corp (a)	24,957,072
255,600	Dollar Tree Inc * (a)	12,378,708

		37,335,780

	Retail–Gardening Products—0.47%
39,900	Tractor Supply Co	4,154,787

	Retail–Restaurants—3.69%
48,920	Chipotle Mexican Grill Inc *	15,941,560
212,400	Dunkin’ Brands Group Inc	7,833,312
54,900	Panera Bread Co, Class A *	9,071,676

		32,846,548

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail–Sporting Goods—1.80%
264,840	Cabela’s Inc *	$16,096,975

	Semiconductor Components–Integrated Circuits—3.76%
626,100	Analog Devices Inc (a)	29,107,389
646,200	Atmel Corp *	4,497,552

		33,604,941

	Semiconductor Equipment—2.83%
1,556,540	Teradyne Inc *	25,247,079

	Television—3.44%
657,760	CBS Corp, Class B (a)	30,710,814

	Wireless Equipment—0.72%
258,500	Aruba Networks Inc * (a)	6,395,290

	Total United States (cost $796,799,373)	$899,007,198

	Total Common Stock (cost $917,267,138)	$1,031,056,635

	Total Investment Securities (cost $917,267,138)—115.58%	$1,031,056,635

	Other Liabilities in Excess of Assets—(15.58%) **	$(138,950,778)

	Net Assets—100.00%	$892,105,857

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $171,909,720 invested in a BNY Mellon Money Market Account, which is 19.27% of net assets and foreign currency with a U.S. Dollar value of $10,697,712, which is 1.20% of net assets.

ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	March 31, 2013 Percentage of Net Assets (%)
Agricultural Operations	0.14
Alternative Waste Technology	1.93
Apparel Manufacturers	4.50
Applications Software	5.77
Casino Hotels	5.78
Commercial Services – Finance	1.77
Computer Aided Design	2.65
Computer Data Security	0.24
Computer Software	0.92
Computers	3.07
Computers – Integrated Systems	1.08
Computers – Memory Devices	6.84
Consulting Services	3.74
Consumer Products – Miscellaneous	1.31
Country Fund – China	1.77
Diversified Manufacturing Operations	1.75
E-Commerce / Products	8.07
E-Commerce / Services	2.29
Electronic Components – Miscellaneous	1.00
Electronic Components – Semiconductors	7.18
Electronic Design Automation	7.73
Enterprise Software / Services	2.65
Finance – Credit Card	2.78
Internet Content – Entertainment	1.89
Internet Infrastructure Software	1.55
Medical – Biomedical / Genetics	1.03
Medical – Wholesale Drug Distribution	1.97
Multimedia	5.37
Networking Products	2.93
Real Estate Operations / Development	1.81
Retail – Apparel / Shoes	0.33
Retail – Discount	4.19
Retail – Gardening Products	0.47
Retail – Hypermarkets	0.54
Retail – Regional Department Stores	0.81
Retail – Restaurants	3.69
Retail – Sporting Goods	1.80
Semiconductor Components – Integrated Circuits	3.76
Semiconductor Equipment	2.83
Television	3.44
Web Portals / ISP	1.49
Wireless Equipment	0.72

Total Investments in Securities	115.58%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2013 Fair Value
	Securities Sold, Not Yet Purchased—30.06%
	Common Stock—30.06%
	Canada—0.84% Auction House / Art Dealer—0.30%
123,000	Ritchie Bros Auctioneers Inc	$2,669,100

	Enterprise Software / Services—0.54%
81,500	Open Text Corp	4,810,945

	Total Canada (proceeds $6,684,375)	$7,480,045

	China—2.59%
	Computers—0.47%
4,226,000	Lenovo Group Ltd	4,197,337

	Electric–Generation—0.53%
3,584,000	Datang International Power Generation Co Ltd, Class H	1,583,624
2,968,000	Huaneng Power International Inc, Class H	3,165,806

		4,749,430

	Food–Miscellaneous / Diversified—0.10%
1,276,000	China Yurun Food Group Ltd	874,485

	Machinery–Construction & Mining—0.64%
7,875,000	Lonking Holdings Ltd	1,795,618
3,219,200	Zoomlion Heavy Industry Science and Technology Co Ltd, Class H	3,885,774

		5,681,392

	Metal–Aluminum—0.05%
49,900	Aluminum Corp of China Ltd ADR	485,527

	Metal Processors & Fabrication—0.17%
4,484,000	China Zhongwang Holdings Ltd	1,513,411

	Real Estate Operations / Development—0.51%
2,719,200	Guangzhou R&F Properties Co Ltd, Class H	4,560,812

	Semiconductor Components–Integrated Circuits—0.01%
18,300	Semiconductor Manufacturing International Corp ADR	53,436

	Telecommunication Equipment—0.11%
575,800	ZTE Corp, Class H	993,954

	Total China (proceeds $23,706,681)	$23,109,784

	Germany—0.04%
	Power Conversion / Supply Equipment—0.04%
15,555	SMA Solar Technology AG	372,918

	Total Germany (proceeds $1,754,994)	$372,918

	Hong Kong—2.90%
	Audio / Video Products—0.03%
415,946	Skyworth Digital Holdings Ltd	279,167

	Distribution / Wholesale—1.39%
8,992,000	Li & Fung Ltd	12,394,530

	Electric–Integrated—0.70%
710,500	CLP Holdings Ltd	6,223,906

	Paper & Related Products—0.11%
1,089,000	Nine Dragons Paper Holdings Ltd	1,022,693

	Retail–Miscellaneous / Diversified—0.67%
2,006,000	China Resources Enterprise Ltd	5,943,589

	Total Hong Kong (proceeds $27,548,974)	$25,863,885

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stock (continued)
	India—0.85%
	Computer Services—0.85%
140,400	Infosys Ltd ADR	$7,568,964

	Total India (proceeds $6,658,985)	$7,568,964

	Japan—3.41%
	Audio / Video Products—1.57%
1,864,200	Panasonic Corp	13,958,698

	Office Automation & Equipment—1.06%
257,500	Canon Inc	9,448,787

	Photo Equipment & Supplies—0.36%
163,600	FUJIFILM Holdings Corp	3,226,063

	Printing–Commercial—0.42%
391,000	Dai Nippon Printing Co Ltd	3,722,027

	Total Japan (proceeds $31,265,538)	$30,355,575

	Singapore—0.44%
	Airlines—0.44%
449,000	Singapore Airlines Ltd	3,934,088

	Total Singapore (proceeds $3,921,855)	$3,934,088

	South Korea—0.99%
	Electronic Components–Miscellaneous—0.99%
602,900	LG Display Co Ltd ADR	8,796,311

	Total South Korea (proceeds $8,645,581)	$8,796,311

	Switzerland—0.31%
	Computers–Peripheral Equipment—0.31%
397,800	Logitech International SA	2,772,666

	Total Switzerland (proceeds $5,078,515)	$2,772,666

	Taiwan—1.00%
	Electronic Components–Miscellaneous—0.36%
758,800	AU Optronics Corp ADR	3,262,840

	Semiconductor Components–Integrated Circuits—0.64%
418,100	Siliconware Precision Industries Co ADR	2,433,342
1,830,500	United Microelectronics Corp ADR	3,294,900

		5,728,242

	Total Taiwan (proceeds $9,875,137)	$8,991,082

	United States—16.69%
	Apparel Manufacturers—0.55%
97,740	Coach Inc	4,886,023

	Building–Mobile Home / Manufactured Housing—0.53%
127,900	Thor Industries Inc	4,705,441

	Casino Hotels—0.41%
448,000	Boyd Gaming Corp	3,704,960

	Commercial Services–Finance—0.73%
430,800	Western Union Co	6,479,232

	Computer Services—0.17%
39,200	j2 Global Inc	1,537,032

	Computers—0.24%
89,900	Hewlett-Packard Co	2,143,216

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2013 Fair Value
	Common Stock (continued)
	United States (continued)
	Cruise Lines—1.38%
358,750	Carnival Corp	$12,305,125

	Electronic Components–Semiconductors—3.39%
150,610	Cree Inc	8,239,873
47,900	Diodes Inc	1,004,942
351,000	Freescale Semiconductor Ltd	5,226,390
382,100	Intel Corp	8,348,885
157,800	Texas Instruments Inc	5,598,744
81,600	Skyworks Solutions Inc	1,797,648

		30,216,482

	Enterprise Software / Services—1.13%
313,000	Oracle Corp	10,122,420

	Food–Retail—0.80%
144,460	Kroger Co	4,787,404
90,300	Safeway Inc	2,379,405

		7,166,809

	Human Resources—0.49%
295,800	Monster Worldwide Inc	1,499,706
75,870	Robert Half International Inc	2,847,401

		4,347,107

	Internet Content–Information / Network—0.24%
211,500	Dice Holdings Inc	2,142,495

	Networking Products—0.21%
96,250	LogMeIn Inc	1,849,925

	Office Automation & Equipment—0.38%
392,300	Xerox Corp	3,373,780

	Printing–Commercial—0.73%
217,200	Valassis Communications Inc	6,487,764

	Recreational Centers—0.82%
171,400	Life Time Fitness Inc	7,332,492

	Rental Auto / Equipment—0.27%
65,200	Rent-A-Center Inc	2,408,488

	Retail–Apparel / Shoes—0.68%
100,500	Jos A Bank Clothiers Inc	4,009,950
44,800	Buckle Inc	2,089,920

		6,099,870

	Retail–Computer Equipment—0.90%
286,600	GameStop Corp, Class A	8,016,202

	Semiconductor Equipment—0.28%
72,100	Cabot Microelectronics Corp	2,505,475

	Telecommunication Equipment—0.83%
167,960	Plantronics Inc	7,422,152

	Telecommunication Equipment–Fiber Optics—1.53%
1,023,850	Corning Inc	13,647,921

	Total United States (proceeds $134,240,477)	$148,900,411

	Total Common Stock (proceeds $259,381,112)	$268,145,729

	Total Securities Sold, Not Yet Purchased (proceeds $259,381,112)	$268,145,729

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	March 31, 2013 Percentage of Net Assets (%)
Airlines	0.44
Apparel Manufacturers	0.55
Auction House / Art Dealer	0.30
Audio / Video Products	1.60
Building – Mobile Home / Manufactured Housing	0.53
Casino Hotels	0.41
Commercial Services – Finance	0.73
Computer Services	1.02
Computers	0.71
Computers – Peripheral Equipment	0.31
Cruise Lines.	1.38
Distribution / Wholesale	1.39
Electric – Generation	0.53
Electric – Integrated	0.70
Electronic Components – Miscellaneous	1.35
Electronic Components – Semiconductors	3.39
Enterprise Software / Services	1.67
Food – Miscellaneous / Diversified	0.10
Food – Retail	0.80
Human Resources	0.49
Internet Content – Information / Network	0.24
Machinery – Construction & Mining	0.64
Metal – Aluminum	0.05
Metal Processors & Fabrication	0.17
Networking Products	0.21
Office Automation & Equipment	1.44
Paper & Related Products	0.11
Photo Equiptment & Supplies.	0.36
Power Conversion / Supply Equipment	0.04
Printing – Commercial	1.15
Real Estate Operations / Development	0.51
Recreational Centers	0.82
Rental Auto / Equipment	0.27
Retail – Apparel / Shoes	0.68
Retail – Computer Equipment	0.90
Retail – Miscellaneous / Diversified.	0.67
Semiconductor Components – Integrated Circuits	0.65
Semiconductor Equipment	0.28
Telecommunication Equipment	0.94
Telecommunication Equipment – Fiber Optics	1.53

Total Securities Sold, Not Yet Purchased	30.06%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Swap Contracts—0.20%
	Total Return Swap Contracts—0.20%
	Airlines—0.00%
$(557,815)	3/6/2014	China Airlines Limited	$15,198

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.59%.

	Audio / Video Products—0.04%
(4,763,745)	3/6/2014	Sharp Corp	356,938

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 15.00%.

	Building Products–Doors & Windows—(0.01)%
(12,654,985)	3/6/2014	Asahi Glass Co Ltd	(71,435)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors—0.00%
(10,578,089)	3/6/2014	Taiyo Yuden Co Ltd	(1,798)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.80%.

	Chemicals–Diversified—0.02%
(1,325,448)	3/6/2014	Hitachi Chemical Company Ltd	21,395

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hitachi Chemical Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,191,594)	3/6/2014	Kuraray Co Ltd	157,612

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Kuraray Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			179,007

	Circuit Boards—0.00%
(1,065,703)	3/6/2014	Unimicron Technology Corp	(15,380)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Unimicron Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Computers—0.00%
$(5,701,943)	3/6/2014	Asustek Computer Inc	$(28,380)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

(2,578,027)	3/6/2014	Compal Electronics Inc	(6,894)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

(1,610,322)	3/6/2014	Wistron Corporation	69,340

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.46%.

			34,066

	Computers–Peripheral Equipment—0.01%
(1,144,105)	3/6/2014	Chicony Electronics Co Ltd	12,381

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

(4,158,903)	3/6/2014	Innolux Display Corp	64,325

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

			76,706

	E-Commerce / Products—0.11%
28,558,601	3/6/2014	Rakuten Inc	981,774

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Electric Products–Miscellaneous—0.04%
(3,551,658)	3/6/2014	Brother Industries Ltd	82,512

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Brother Industries Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.44%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electric Products—Miscellaneous (continued)
$(7,780,095)	3/6/2014	LG Electronics Inc	$163,789

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

(5,648,113)	3/6/2014	LG Innotek Co Ltd	109,133

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.86%.

			355,434

	Electronic Components–Miscellaneous—0.04%
(2,257,619)	3/6/2014	AU Optronics Corp	30,414

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

(5,714,041)	3/6/2014	Hon Hai Precision Industry	66,573

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,051,107)	3/6/2014	NEC Corporation	33,132

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(11,337,713)	3/6/2014	Nippon Electric Glass Co	226,471

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(775,747)	3/6/2014	Pegatron Corp	(6,923)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Pegatron Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.77%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components—Miscellaneous (continued)
$(253,600)	3/6/2014	Silitech Technology Corp	$3,266

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Silitech Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.35%.

(10,755,191)	3/6/2014	Toshiba Corp	(33,535)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Toshiba Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,970,422)	3/6/2014	TPK Holding Co Ltd	35,851

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

			355,249

	Electronic Components–Semiconductors—(0.01)%
(455,261)	3/6/2014	Epistar Corp	15,820

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.50%.

(641,974)	3/6/2014	Everlight Electronics Co Ltd	(6,785)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.58%.

(10,938,337)	3/6/2014	MediaTek Inc	22,862

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.00%.

(1,545,365)	3/6/2014	Nippon Chemi-Con Corp	(65,484)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.54%.

(3,320,937)	3/6/2014	Rohm Company Ltd	66,630

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components—Semiconductors (continued)
$55,409,860	3/6/2014	Samsung Electronics Co Ltd	$(197,007)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(8,173,601)	3/6/2014	SK Hynix Inc	103,430

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.78%.

			(60,534)

	Finance–Investment Banker / Broker—0.00%
(971,116)	3/6/2014	Bolsas y Mercados Espanoles SA	2,851

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

	Finance–Other Services—0.01%
2,108,343	3/6/2014	Japan Exchange Group Inc	64,423

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Japan Exchange Group Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Food–Retail—(0.01)%
(4,695,891)	3/6/2014	Delhaize Group	(63,076)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,420,917)	3/6/2014	Koninklijke Ahold NV	31,695

Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,398,500)	12/11/2014	WM Morrison Supermarkets PLC	(16,085)

Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(47,466)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Metal Processors & Fabrication—(0.01)%
$(4,083,763)	3/6/2014	Catcher Technology Co Ltd	$(133,075)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

	Office Automation & Equipment—0.01%
(7,351,049)	3/6/2014	Ricoh Co Ltd	64,153

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.88%.

(4,947,853)	3/6/2014	Seiko Epson Corp	5,862

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.50%.

			70,015

	Photo Equipment & Supplies—0.02%
(7,929,335)	3/6/2014	Konica Minolta Inc	213,796

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(4,174,866)	3/6/2014	Largan Precision Co Ltd	(50,868)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

			162,928

	Retail–Jewelry—0.00%
(991,486)	3/6/2014	Swatch Group AG	(18,722)

Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail–Restaurants—(0.02)%
5,135,664	3/6/2014	Gourmet Master Co Ltd	(217,504)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.12%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2013 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Semiconductor Components–Integrated Circuits—0.05%
$(5,864,024)	3/6/2014	Powertech Technology Inc	$58,606

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.04%.

74,640,382	3/6/2014	QUALCOMM Inc	369,729

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(862,608)	3/6/2014	Realtek Semiconductor Corp	1,803

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.62%.

			430,138

	Web Portals / ISP—(0.09)%
8,102,215	3/6/2014	GMO Internet Inc	(18,999)

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of GMO Internet Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

56,276,333	3/6/2014	Google Inc, Class A	(1,273,875)

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

30,212,201	3/6/2014	NHN Corp	41,978

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

10,517,267	3/6/2014	Yahoo Japan Corp	481,076

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Yahoo Japan Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

			(769,820)

	Total Swap Contracts		$1,748,993

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	March 31, 2013 Percentage of Net Assets (%)
Airlines	0.00%
Audio / Video Products	0.04%
Building Products – Doors & Windows	(0.01%)
Capacitors	0.00%
Chemicals – Diversified	0.02%
Circuit Boards	0.00%
Computers	0.00%
Computers – Peripheral Equipment	0.01%
E-Commerce / Products	0.11%
Electric Products – Miscellaneous	0.04%
Electronic Components – Miscellaneous	0.04%
Electronic Components – Semiconductors	(0.01%)
Finance – Investment Banker / Broker	0.00%
Finance – Other Services	0.01%
Food – Retail	(0.01%)
Metal Processors & Fabrication	(0.01%)
Office Automation & Equipment	0.01%
Photo Equipment & Supplies	0.02%
Retail – Jewelry	0.00%
Retail – Restaurants	(0.02%)
Semiconductor Components – Integrated Circuits	0.05%
Web Portals / ISP	(0.09%)

Total Swap Contracts	0.20%

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the Five Months Ended March 31, 2013
Investment Income
Dividends	$4,004,185
Interest	579,960

Total investment income	4,584,145

Expenses
Management fees	6,857,546
Stock loan fees	3,743,372
Incentive Fee	3,169,657
Dividends on securities sold, not yet purchased	1,612,917
Shareholder servicing fees	853,578
Administration fees	287,442
Transfer agent fees	134,089
Professional fees	120,841
Custody fees	92,104
Registration fees	54,355
Insurance expense	30,642
Trustees’ fees	17,916
Interest expense	3,945
Miscellaneous expense	303,131

Total expenses	17,281,535

Net investment loss	(12,697,390)

Realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Realized gain/(loss) from investment activities, foreign currency transactions and total return swaps
Investment securities	11,642,977
Securities sold, not yet purchased	(11,585,946)
Foreign currency transactions	(656,826)
Total return swaps.	(11,774,591)

Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps	(12,374,386)

Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	34,867,258
Net change in unrealized gain/(loss) of total return swaps	2,867,013

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, and total return swaps	37,734,271

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	25,359,885

Net increase in net assets resulting from operations	$12,662,495

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Five Months Ended March 31, 2013	For the Year Ended October 31, 2012
From operations:

Net investment loss	$(12,697,390)	$(23,731,346)
Net realized gain/(loss) from investment activities, foreign currency transactions and total return swaps.	(12,374,386)	4,652,342
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	37,734,271	32,431,414

Net increase/(decrease) in net assets resulting from operations	12,662,495	13,352,410

Distributions to shareholders:

From net realized gain ($0.0584 per share)	—	(1,957,432)

Net decrease in net assets resulting from distributions to shareholders	—	(1,957,432)

From transactions in shares:
Net proceeds from sale of shares	226,948,025	389,272,122
Reinvestment of distributions	—	1,498,250
Cost of shares repurchased	(42,085,879)	(32,855,664)

Net increase in net assets from transactions in shares	184,862,146	357,914,708

Net increase in net assets	197,524,641	369,309,686

Net assets at beginning of period	694,581,216	325,271,530

Net assets at end of period	$892,105,857	$694,581,216

Accumulated Undistributed Net Investment Loss	$(56,591,631)	$(43,894,241)

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its managing member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of Shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000. Minimum subsequent investments must be at least $10,000 (in each case, including a sales load if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with Mainsail Group, L.L.C. (the “Underwriter”) or with brokers or dealers retained by the Underwriter to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,000,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

On September 20, 2012, the Board approved a change in the fiscal year-end from October 31 to September 30. The change was effective as of October 31, 2012. Our current fiscal year covers the eleven-month period beginning November 1, 2012 and ending September 30, 2013. Our next fiscal year will cover the period from October 1, 2013 through September 30, 2014.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires (hereafter referred to as “authoritative guidance”) the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the five months ended March 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

The Financial Accounting Standards Board (“FASB”) issued Codification Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Active Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04). ASU 2011-04 expands the qualitative and quantitative fair value disclosure requirements for fair value measurements categorized in Level 3 of the fair value hierarchy and requires a description of the valuation processes in place and a description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs if a change in those inputs would result in a significantly different fair value measurement. The adoption of ASU 2011-04 did not have a material impact on the Fund’s financial statements.

The following is a summary of the inputs used, as of March 31, 2013 in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance March 31, 2013
Assets
Common Stock	$1,031,056,635	$—	$—	$1,031,056,635

Total Return Swaps	—	1,748,993	—	1,748,993

Total Assets	$1,031,056,635	$1,748,993	$—	$1,032,805,628

Liabilities
Common Stock	$268,145,729	$—	$—	$268,145,729

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2013, $171,909,720 in cash equivalents were held in a BNY Mellon Money Market Account, including foreign currency with a U.S. Dollar value of $10,697,712. Amounts may at times exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2013, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

f. Due to/from Broker

Due to/from broker consists of U.S. dollar cash balances held at the Fund’s prime broker (Morgan Stanley & Co., Inc.). The Fund is charged interest on cash it borrows at agreed upon rates with its prime broker. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 2.00% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. During the five months ended March 31, 2013, Management Fees totaled $6,857,546, of which $1,576,609 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

4. Incentive Fee (continued)

during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each period ending on the Fund’s fiscal year-end, provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

During the five months ended March 31, 2013, accrued incentive amounted to $3,169,657, all of which remained payable at the end of the reporting period and is included in the accompanying Statement of Assets and Liabilities.

5. Shareholder Servicing Fee

Under the terms of the distribution agreement with the Fund, the Fund pays ongoing shareholder servicing fees to the Underwriter to compensate it for providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. The Underwriter may retain all or a portion of these payments. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.25% (on an annualized basis) of the net asset value of the Fund.

During the five months ended March 31, 2013, Shareholder Servicing Fees amounted to $853,578. At March 31, 2013, $197,002 remained payable and is included in the accompanying Statement of Assets and Liabilities.

6. Administration Fee, Related Party and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses.

The Bank of New York Mellon serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

6. Administration Fee, Related Party and Other (continued)

Mainsail Group, L.L.C. (previously defined as the “Underwriter”), an underwriter under the federal securities laws, serves as underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the underwriter’s distribution agreement with the Fund, the Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. For the five months ended March 31, 2013, the Underwriter did not receive compensation from the Fund.

Each Independent Trustee receives an annual retainer of $15,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities for the five months ended March 31, 2013, amounted to $705,840,866 and $479,261,255, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the five months ended March 31, 2013, amounted to $131,898,092 and $174,721,561, respectively.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Adviser expects that the Fund’s investment program will make frequent use of leverage.

For the five months ended March 31, 2013, the average daily amount of such borrowings was $3,945 and the daily weighted average annualized interest rate was 0.63%.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

For the Five Months Ended March 31, 2013 Shares
Shares at the beginning of the period	61,302,489
Shares sold	19,999,927
Shares reinvested	—
Shares repurchased	(3,686,164)

Net increase (decrease)	16,313,763

Shares at the end of the period	77,615,552

As of March 31, 2013, the Investment Adviser and its affiliates own 10,058.657 shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. The net change in unrealized appreciation/(depreciation) on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

There was no activity of bonds and other fixed-income securities in the Fund during the five months ended March 31, 2013.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail Shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail Shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these Shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their Shares at net asset value in large blocks (typically 50,000 Shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail Shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

There was no activity of Exchange Traded Funds in the Fund during the five months ended March 31, 2013.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase Shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase Shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of Shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

There was no activity of the above-mentioned investments in the Fund during the five months ended March 31, 2013.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

The average notional amounts of swap contracts was $315,081,951 during the five months ended March 31, 2013, which is indicative of the volume of activity of swap contracts during the period.

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities (continued)

investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the five months ended March 31, 2013.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

12. Federal Income Tax Information

At October 31, 2012, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $684,715,277, and $266,930,486, respectively. For Federal income tax purposes, at October 31, 2012, accumulated net unrealized gain on portfolio investments was $38,615,957, consisting of $64,966,709 gross unrealized gain and $26,350,752 gross

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

12. Federal Income Tax Information (continued)

unrealized loss. The accumulated net unrealized gain on securities sold, not yet purchased, was $23,688,150, consisting of $34,122,236 gross unrealized gain and $10,434,086 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized gain on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions, respectively.

During the year ended October 31, 2012, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses, and (3) recognition of unrealized gain/(loss) of swap contracts currently in taxable income. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended October 31, 2012.

Net increase in net assets resulting from operations	$13,352,410
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(35,001,778)
Book/tax difference due to deferred wash sales losses	3,414,151
Book/tax difference due to short sales	(230,723)
Capital losses carried forward	17,706,128
Other book-tax differences	2,717,244

Taxable Gain(1)	$1,957,432

(1)

The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended October 31, 2012. Therefore, the final taxable income may be different than the estimate.

As of October 31, 2012, the components of net assets on a tax basis were as follows:

Accumulated undistributed net investment loss	$(1,599,224)
Accumulated net realized losses on investments	(25,419,413)
Accumulated unrealized gain from investment activities and foreign currency transactions	68,977,831
Paid-in capital	652,622,022

Total Net Assets	$694,581,216

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years ended October 31, 2011 and October 31, 2012, and has concluded that no provision for income tax is required in the Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2013 (Unaudited) (continued)

12. Federal Income Tax Information (continued)

losses. In general, the provisions of the Act became effective for the Fund’s fiscal year beginning after October 31, 2011.

During the year ended October 31, 2012, the tax character of the dividends paid by the Fund was $1,957,432 ordinary income.

As of October 31, 2012, the capital loss carryforward of the Fund is $17,706,128, of which $14,125,295 is short-term and $3,580,833 is long-term, and neither is subject to expiration.

13. Financial Highlights

	For the Five Months Ended March 31, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011	For the Period March 1, 2010 (commencement of operations) through October 31, 2010
Net asset value per Share, beginning of period	$11.33	$11.13	$10.57	$10.00

Income from investment operations (a):
Net investment loss	(0.17)	(0.59)	(0.74)	(0.66)
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	0.33	0.85	1.30	1.23

Total income/(loss) from investment operations	0.16	0.26	0.56	0.57

Distributions to shareholders:
Realized capital gains	—	(0.06)	—	—

Total distributions to shareholders	—	(0.06)	—	—

Net asset value per Share, end of period	$11.49	$11.33	$11.13	$10.57

Total return—gross (b) (c) (e)	1.77%	2.93%	6.55%	7.32%
Total return—net (b) (c) (e)	1.41%	2.38%	5.30%	5.70%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	892,106	694,581	325,272	152,052
Average net assets (dollars in thousands), end of period	828,745	519,202	269,839	65,890
Ratio of expenses to average net assets (d) (e)	4.50%	5.68%	6.81%	9.81%
Ratio of expenses without incentive fee to average net assets (d) (e)	4.12%	5.03%	5.38%	6.27%
Ratio of incentive fee to average net assets (c) (e)	0.38%	0.65%	1.43%	3.54%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d) (e)	2.54%	2.58%	2.86%	3.58%
Ratio of dividend and interest expense to average net assets (d) (e)	0.47%	0.98%	1.09%	1.17%
Ratio of security trading related expenses to average net assets (d) (e)	1.11%	1.46%	1.43%	1.52%
Ratio of net investment loss to average net assets (d) (e)	(3.16%)	(4.57%)	(5.75%)	(8.62%)
Portfolio turnover on investments in securities (c)	55%	97%	108%	148%
Average debt ratio (d)	0.38%	0.03%	0.12%	0.37%

(a)	Per Share amounts presented are based on monthly Shares outstanding throughout the period indicated.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—OCTOBER 31, 2012 (concluded)

13. Financial Highlights (continued)

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	Annualized for periods of less than one year.

(e)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

14. Subsequent Events

Subsequent to March 31, 2013, and through May 23, 2013, the Fund had capital subscriptions of $66,867,903.

The Fund has evaluated the possibility of subsequent events existing in the Fund’s financial statements, and has determined that there are no material events that would require disclosure in the Fund’s financial statements.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 389-8713, or on the SEC’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	6/3/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	6/3/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	6/3/2013

* Print the name and title of each signing officer under his or her signature.